Organization (Details) (USD $)	Dec. 31, 2012	Jun. 01, 2011 Class of Units A [Member]	Jun. 01, 2011 Class of Units D [Member]
Related Party Transaction [Line Items]
Limited Partner Unit Class Threshold Subscription Maximum		$ 4,999,999
Limited Partner Unit Class Threshold Subscription Minimum			$ 5,000,000
Required interest in the equity of each Partnership (in hundredths)	1.00%